CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Net allowance, available for sale maturities, for expected credit losses		$ 0.3	$ 1.0
Fixed income securities, available for sale amortized cost		5,011.0	4,861.1
Fixed income securities, trading, amortized cost		1,037.8	1,207.7
Short term investments available for sale, amortized cost		45.4	261.9
Short-term investments, trading, amortized cost		0.0	1.0
Catastrophe Bonds, Fair Value Disclosure		0.0	1.0
Privately-held investments, available for sale, amortized cost		49.6	24.0
Privately-held investments, cost, trading at fair value		121.1	288.0
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2025: $16.2 and 2024: $27.5)		16.2	27.5
Premium Receivable, Allowance for Credit Loss		22.9	24.6
Fixed income securities, trading	[1]	1,040.2	1,199.9
Privately-held Investments	[2]	121.8	286.8
Privately-held Investments, available for sale, at fair value	[2]	50.5	24.2
Other Investments	[3]	279.6	267.2
Restricted cash		130.6	181.9
Accrued expenses and other payables	[4]	317.1	237.2
Equity investments, trading		8.1	0.0
Asset Management Arrangement
Accrued expenses and other payables		2.0	4.0
Management Consulting Agreement
Accrued expenses and other payables		0.0	1.3
Fair Value, Recurring [Member] | CLOs
Fixed income securities, AFS , RP		19.8	14.0
Fixed income securities, trading		69.0	74.9
Fair Value, Recurring [Member] | Apollo originating partnership
Privately-held Investments		4.8	73.6
Fair Value, Recurring [Member] | Funds managed by Apollo
Other Investments		$ 81.4	$ 78.6

[1]	Fixed income securities, available for sale includes related party investments totaling $19.8 million (2024 — $14.0 million). Fixed income securities, trading at fair value includes related party investments totaling $69.0 million (2024 — $74.9 million).
[2]	Privately-held investments, trading at fair value include related party investments totaling $4.8 million (2024 — $73.6 million).
[3]	Other investments includes related party investments of $81.4 million (2024 — $78.6 million).
[4]	Includes amounts due to related parties of $2.0 million for investment management fees (2024 — $4.0 million), and $Nil for management consulting fees (2024 — $1.3 million).